SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 30, 2023 USD ($)	Dec. 30, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 HKD ($)
Accounting Policies [Abstract]
Difference between Reported Amount and Reporting Currency Denominated Amount, Value			$ 1	$ 7.8109
Allowance for doubtful accounts
Impairment of Long-Lived Assets to be Disposed of		$ 0			0	$ 0
Discretionary bonus	$ 192,039	$ 1,500,000
Employee wage subsidies, description	eligible employers under ESS are disbursed in four tranches: (i) the first tranche of 100% subsidies were used for paying wages of employees in May 2022; (ii) the second tranche of 100% subsidies for paying wages of employees in June 2022; (iii) the third tranche of 70% of subsidies for paying wages of employees in July 2022; and (iv) the fourth tranche of 30% of subsidies for paying wages of employees in July 2022 after deducting subsidies to be returned to the Government and penalties to be paid (if any).	eligible employers under ESS are disbursed in four tranches: (i) the first tranche of 100% subsidies were used for paying wages of employees in May 2022; (ii) the second tranche of 100% subsidies for paying wages of employees in June 2022; (iii) the third tranche of 70% of subsidies for paying wages of employees in July 2022; and (iv) the fourth tranche of 30% of subsidies for paying wages of employees in July 2022 after deducting subsidies to be returned to the Government and penalties to be paid (if any).
Grants receivable					216,000
Employee and employer contribution percentage	5.00%	5.00%
Relevant salary income	$ 3,841	$ 30,000
Defined Contribution Plan, Cost	36,186	282,650			317,758	$ 421,292
[custom:ForeignDepositsDefaultCompensationAmount]	64,013	$ 500,000
Cash	$ 11,830,623				$ 121,814,233		92,407,813
Cash, FDIC Insured Amount							$ 2,022,039